Fair Value Measurements - Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Warrant Liability (Details)	Jun. 30, 2021 yr	Jun. 03, 2021 yr	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	May 18, 2020
Exercise price | Jaws Acquisition Corp
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input			11.50	11.50	11.50	11.50
Exercise price | Warrant Liabilities | Level 3 inputs
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	11.50	11.50
Stock price | Jaws Acquisition Corp
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset (Liability) Net, Measurement Input			13.41	10.41	10.00	10.00
Stock price | Warrant Liabilities | Level 3 inputs
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	12.10	14.75
Term (years) | Jaws Acquisition Corp
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term Debt, Term			5 years 3 months 18 days	5 years	5 years	5 years
Term (years) | Warrant Liabilities | Level 3 inputs
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.9	5.0
Volatility | Jaws Acquisition Corp
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset Liability Percentage			12.90%	29.00%	45.00%	45.00%
Volatility | Warrant Liabilities | Level 3 inputs
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.448	0.371
Rick free interest rate | Jaws Acquisition Corp
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset Liability Percentage			0.40%	0.30%	0.30%	0.40%
Rick free interest rate | Warrant Liabilities | Level 3 inputs
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.009	0.008
Dividend yield | Jaws Acquisition Corp
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset Liability Percentage			0.00%	0.00%	0.00%	0.00%
Dividend yield | Warrant Liabilities | Level 3 inputs
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input
Public warrant price | Jaws Acquisition Corp
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Public Warrant Price			2.70	2.12	0.00	0.00
Public warrant price | Warrant Liabilities | Level 3 inputs
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	3.69	4.85